SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                                        EACH OF THE LISTED FUNDS

                                          ----------------------

                                   DWS Dreman Concentrated Value Fund
                                   DWS Dreman High Return Equity Fund
                                     DWS Dreman Small Cap Value Fund

The following information revises similar disclosure for each of the above listed funds in "The portfolio managers" section of the prospectuses.

DWS Dreman Concentrated Value Fund:

The following people handle the day-to-day management of the fund.

David N. Dreman                                                   E. Clifton Hoover, Jr.
Chairman and Chief Investment Officer of Dreman Value             Portfolio Manager.
Management, L.L.C. and Lead Portfolio Manager.                     o Joined Dreman Value Management, L.L.C. in 2006 as a Managing
 o Began investment career in 1957.                                  Director and Co-Chief Investment Officer of Large Cap Value
 o Joined the fund team in 2005.                                     Strategy.
 o Founder, Dreman Value Management, L.L.C.                        o Prior to joining Dreman Value Management, L.L.C., Managing
                                                                     Director and a Portfolio Manager at NFJ Investment Group
F. James Hutchinson                                                  since 1997; Vice President -- Corporate Finance at Credit
Portfolio Manager.                                                   Lyonnais, 1992-1997; Financial Analyst at
 o Managing Director of Dreman Value Management, L.L.C.              Citibank, 1990-1992; and Credit Analyst/Corporate Loan
 o Joined Dreman Value Management, L.L.C. in 2000.                   Officer for RepublicBank (now Bank of America), 1985-1990.
 o Began investment career in 1986.                                o Over 20 years of investment industry experience.
 o Joined the fund team in 2005.                                   o Joined the fund team in 2006.
 o Prior to joining Dreman Value Management, L.L.C., 30 years      o MS, Texas Tech University.
   of experience in finance and trust/investment management
   with the Bank of New York.




DWS Dreman High Return Equity Fund:

The following people handle the day-to-day management of the fund.

David N. Dreman                                                   E. Clifton Hoover, Jr.
Chairman and Chief Investment Officer of Dreman Value             Portfolio Manager.
Management, L.L.C. and Lead Portfolio Manager.                     o Joined Dreman Value Management, L.L.C. in 2006 as a Managing
 o Began investment career in 1957.                                  Director and Co-Chief Investment Officer of Large Cap Value
 o Joined the fund team in 1988.                                     Strategy.
 o Founder, Dreman Value Management, L.L.C.                        o Prior to joining Dreman Value Management, L.L.C., Managing
                                                                     Director and a Portfolio Manager at NFJ Investment Group
F. James Hutchinson                                                  since 1997; Vice President -- Corporate Finance at Credit
Portfolio Manager.                                                   Lyonnais, 1992-1997; Financial Analyst at
 o Managing Director of Dreman Value Management, L.L.C.              Citibank, 1990-1992; and Credit Analyst/Corporate Loan
 o Joined Dreman Value Management, L.L.C. in 2000.                   Officer for RepublicBank (now Bank of America), 1985-1990.
 o Began investment career in 1986.                                o Over 20 years of investment industry experience.
 o Joined the fund team in 2001.                                   o Joined the fund team in 2006.
 o Prior to joining Dreman Value Management, L.L.C., 30 years      o MS, Texas Tech University.
   of experience in finance and trust/investment management
   with the Bank of New York.





                                                                                                                       [Logo]DWS
                                                                                                                         SCUDDER
                                                                                                             Deutsche Bank Group




DWS Dreman Small Cap Value Fund:
The following people handle the day-to-day management of the fund.

David N. Dreman                                                   Mark Roach
Chairman and Chief Investment Officer of Dreman Value             Portfolio Manager, effective November 28, 2006.
Management, L.L.C. and Lead Portfolio Manager.                     o Joining Dreman Value Management, L.L.C. in November 2006
 o Began investment career in 1957.                                  as a Managing Director and Portfolio Manager of Small and
 o Joined the fund team in 2002.                                     Mid Cap products.
 o Founder, Dreman Value Management, L.L.C.                        o Prior to that, Portfolio Manager at Vaughan Nelson
                                                                     Investment Management, managing a small cap product from
Nelson Woodard                                                       2002 through 2006; security analyst from 1997 to 2001 for
Portfolio Manager through December 31, 2006.                         various institutions including Fifth Third Bank, Lynch,
 o Began investment career in 1985.                                  Jones & Ryan and USAA.
 o Joined the fund team in 2002.                                   o BS, Baldwin Wallace College; MBA, University of Chicago.
 o Mr. Woodard rejoined Dreman Value Management, L.L.C. in
   2001 after serving as a Managing Director of the Firm from     E. Clifton Hoover, Jr.
   1997 to 2000. He is currently a Managing Director and Senior   Portfolio Manager.
   Portfolio Manager with the Firm. From 2000 through 2001,        o Joined Dreman Value Management L.L.C. in 2006 as a
   Mr. Woodard was Vice President of Asset Allocation and            Managing Director and Co-Chief Investment Officer of
   Quantitative Analysis at Prudential Investments. Mr. Woodard      Large Cap Value Strategy.
   received a BA in Mathematics and Economics, MA in Economics     o Prior to joining Dreman Value Management, L.L.C.,
   and a Ph.D. in Econometrics and Public Finance from the           Managing Director and a Portfolio Manager at
   University of Virginia.                                           NFJ Investment Group since 1997; Vice President --
                                                                     Corporate Finance at Credit Lyonnais, 1992-1997;
                                                                     Financial Analyst at Citibank, 1990-1992; and Credit
                                                                     Analyst/Corporate Loan Officer for RepublicBank (now Bank
                                                                     of America), 1985-1990.
                                                                   o Over 20 years of investment industry experience.
                                                                   o Joined the fund team in 2006.
                                                                   o MS, Texas Tech University.








               Please Retain This Supplement for Future Reference



November 27, 2006
DMF-3616